FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Profit Sharing and Savings Plan
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 3.  FAIR VALUE MEASUREMENTS

The Plan uses the fair value hierarchy, which prioritizes the inputs used to measure the fair value of its financial instruments.  The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy are set forth below:

●	Level 1 - Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.
●	Level 2 - Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
o	Quoted prices for similar assets and liabilities in active markets;
o	Quoted prices for identical or similar assets or liabilities in markets that are not active;
o	Observable inputs other than quoted prices that are used in the valuation of the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals); and
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
●	Level 3 - Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The level in the fair value hierarchy, within which the fair value measurement is classified, is determined based on the lowest level input that is significant to the fair value measure in its entirety.

A description of the valuation methodologies used for Plan assets measured at fair value are identified below:

●	Employer common stock: Valued at the closing price reported on the active market, on which the individual securities are traded on the last business day of the Plan year.
●	Mutual funds: Valued at the quoted net asset value of shares held by the Plan at year end.
●	Common and collective trusts: Valued using the net assets value provided by the issuer of the trust.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement as of the reporting date.

The tables below classify the investment assets measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2025 and 2024 (in thousands):

	December 31, 2025
	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total Investments
Employer common stock	$597,747	$—	$—	$597,747
Mutual funds	166,520	—	—	166,520
Common and collective trusts	—	1,304,095	—	1,304,095
Investment assets at fair value	$764,267	$1,304,095	$—	$2,068,362

	December 31, 2024
	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total Investments
Cash and cash equivalents	$4	$—	$—	$4
Employer common stock	568,916	—	—	568,916
Mutual funds	150,020	—	—	150,020
Common and collective trusts	—	1,091,988	—	1,091,988
Investment assets at fair value	$718,940	$1,091,988	$—	$1,810,928